Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Cash and due from banks	$ 61,192	$ 53,542
Investment securities held-to-maturity	74,088	77,874
Financial Liabilities
Time deposits	52,273	32,946
Long-term debt	51,480	39,829
Carrying Amount
Financial Assets
Cash and due from banks	61,192	53,542
Federal funds sold and securities purchased under resale agreements	2,543	356
Investment securities held-to-maturity	84,045	88,740
Loans held for sale	190	351
Loans	366,456	381,277
Other	2,377	2,962
Financial Liabilities
Time deposits	49,455	32,946
Short-term borrowings	12,976	29,527
Long-term debt	51,480	39,829
Other	5,432	5,137
Fair Value
Financial Assets
Cash and due from banks	61,192	53,542
Federal funds sold and securities purchased under resale agreements	2,543	356
Investment securities held-to-maturity	74,088	77,874
Loans held for sale	190	351
Loans	362,849	368,874
Other	2,377	2,962
Financial Liabilities
Time deposits	49,607	32,338
Short-term borrowings	12,729	29,145
Long-term debt	49,697	37,622
Other	5,432	5,137
Fair Value | Level 1
Financial Assets
Cash and due from banks	61,192	53,542
Federal funds sold and securities purchased under resale agreements	0	0
Investment securities held-to-maturity	1,310	1,293
Loans held for sale	0	0
Loans	0	0
Other	0	0
Financial Liabilities
Time deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other	0	0
Fair Value | Level 2
Financial Assets
Cash and due from banks	0	0
Federal funds sold and securities purchased under resale agreements	2,543	356
Investment securities held-to-maturity	72,778	76,581
Loans held for sale	0	0
Loans	0	0
Other	1,863	2,224
Financial Liabilities
Time deposits	49,607	32,338
Short-term borrowings	12,729	29,145
Long-term debt	49,697	37,622
Other	1,406	1,500
Fair Value | Level 3
Financial Assets
Cash and due from banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Investment securities held-to-maturity	0	0
Loans held for sale	190	351
Loans	362,849	368,874
Other	514	738
Financial Liabilities
Time deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other	$ 4,026	$ 3,637